Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
Schedule of key terms and conditions related to the grants
	Number of		Contractual
	options		life of
Plan	outstanding	Vesting conditions	options
Equity Incentive Plan Board	22,268	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	67,682	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	67,682	3 years’ service from grant date (50%)	8 years

Schedule of fair value of the options measured
Stock Option Plan
	Equity Incentive	Equity Incentive	Equity Incentive	Equity Incentive
	Plan 2022	Plan 2022	Plan 2021	Plan 2021
Fair value at grant date	USD 4.347 (2 year vesting) 1) USD 5.011 (3 year vesting) 1)	USD 6.644 (1 year vesting) 2) USD 8.760 (2 year vesting) 2) USD 10.604 (3 year vesting) 2)	USD 18.64 (2 year vesting) 1) USD 22.14 (3 year vesting) 1)	USD 24.82 (1 year vesting) 2) USD 37.00 (2 year vesting) 2) USD 43.66 (3 year vesting) 2)

Share price at grant date	USD 7.48	USD 17.8	USD 32.80	USD 70.80
Exercise price	USD 6.353	USD 20.78	USD 37.78	USD 70.220
Expected volatility	100.2%	99.1%	93.4%	101.3%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	4.45%	2.87%	0.47%	0.06%

Schedule of number and weighted average exercise prices
	2022			2021
		Weighted	Weighted		Weighted	Weighted
	Number of	average exercise	average remaining	Number of	average exercise	average remaining
	options	price	term	options	price	term
Outstanding at January 1	66,476	33.00	6.56	51,927	31.60	7.01
Expired during the year	—	—	—	—	—	—
Forfeited during the year	(6,488)	—	—	(2,565)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	97,742	9.40	—	17,113	45.40	—
Outstanding at December 31	157,730	19.28	6.22	66,476	33.00	6.56
Exercisable at December 31	28,796	—	—	14,419	—	—